Accounts Receivable and Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of December 31, 2024 and 2023 are summarized as below:

	December 31,	December 31,
	2024	2023
Customers by sales provision of services	€3,360,994	€2,505,194
VAT receivable	41,242	46,106
Others	39,460	87,702
	€3,441,696	€2,639,002
Allowance for doubtful accounts	(515,564)	(417,922)
	€2,926,132	€2,221,080

As of December 31, 2024 and 2023, the allowance for doubtful accounts was €515,564 and €417,922, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company recorded bad debt expense of €138,941, €84,394 and €19,454, respectively.